Cash and balances with central banks (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash and Balances with Central Banks

Cash and balances with central banks
	2017	2016
Amounts held at central banks	19,687	16,408
Cash and bank balances	2,302	1,736

	21,989	18,144